FINANCIAL ASSETS AND PUBLIC SERVICE CONCESSIONS - Trading (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ITAIPU | Electric power trading
Disclosure of subsidiaries
Trading (deficit) surplus	R$ 321,328	R$ 319,318